Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Schedule of Classes of Share Capital

	As at March 31, 2019 (in Million)	As at March 31, 2019 ( ₹ Million)	As at March 31, 2020 (in Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2020 (US dollars in million)
Authorised Share Capital:
Opening and closing balance (equity shares of ₹ 1 each with voting rights) a	44,020	44,020	44,020	44,020	584
Authorised preference share capital:
Opening and closing balance (preference shares of ₹ 10 each) b	3,010	30,100	3,010	30,100	399
Issued , subscribed and paid up
Equity shares of ₹ 1 each with voting right a,c,d,e	3,718	3,718	3,718	3,718	49

a)	The Company has one class of equity shares having a par value of ₹ 1 per share. Each shareholder is eligible for one vote per share held and dividend as and when declared by the Company.

b)
Redeemable Preference Shares of
₹
 30,100 million were redeemed on October 27, 2018 i.e. 18 months from the date of allotment as per the scheme of amalgamation of Cairn India Limited with Vedanta Limited. An equivalent amount of
₹
 30,100 million has been transferred from general reserve to preference share redemption reserve during the year ended March 31, 2019.

c)	This includes 248,779,452 equity shares in form of 62,194,863 ADS and 261,780,208 equity shares in the form of 65,445,052 ADS as at March 31, 2019 and March 31, 2020, respectively.

d)
Includes 308,232 equity shares as at March 31, 2019 and 308,232 equity shares as at March 31, 2020 kept in abeyance. These shares are not part of listed equity capital and pending allotment as they are sub-judice.

e)	Includes 14,998,702 equity shares as at March 31, 2019 and 14,378,261 equity shares as at March 31, 2020 held by Vedanta Limited ESOS Trust.